Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Gold options	—	(0.7)	—	(0.1)
Fair value through OCI
Equity securities	22.8	—	7.8	—
Currency hedging derivative instruments	—	3.3	—	(4.7)
Fuel options	—	—	—	(0.5)
	$22.8	$2.6	$7.8	($5.3)

Disclosure of fair value measurement of liabilities

	December 31, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Gold options	—	(0.7)	—	(0.1)
Fair value through OCI
Equity securities	22.8	—	7.8	—
Currency hedging derivative instruments	—	3.3	—	(4.7)
Fuel options	—	—	—	(0.5)
	$22.8	$2.6	$7.8	($5.3)

Disclosure of detailed information about hedges
The fair value of derivative instruments is as follows:

	December 31,	December 31,
	2019	2018
Derivatives designated as hedging instruments
Currency hedging derivative instruments	$3.3	($4.7)
Fuel options	—	(0.5)
	$3.3	($5.2)
Derivatives not designated as hedging instruments
Gold options	($0.7)	($0.1)

Disclosure of information about credit exposures designated as measured at fair value through profit or loss

	December 31,	December 31,
	2019	2018
Balance, beginning of the period	($1.4)	$6.0
Unrealized gain (loss) on currency instruments	9.6	(5.9)
Less: realized gain on CAD currency instruments	—	(3.9)
Less: realized gain on MXN currency instruments	(1.5)	—
Deferred income tax related to hedging instrument	(2.1)	2.4
	$4.6	($1.4)

Schedule of Contracts Settled on Monthly Basis
The open contracts, which settle on a monthly basis, are summarized as at December 31, 2019:
Canadian dollar contracts

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2020	Collars	177.0	1.31	1.35
Mexican Peso contracts

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2020	Collars	1,005.0	19.57	22.12

Schedule of Outstanding Derivative Contracts	The following gold collar contracts are outstanding as of December 31, 2019:

Period Covered	Ounces subject to contract	Average purchase put option	Average sold call option
2020	70,050	$1,420	$1,658

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2019	December 31, 2018
Impact of a 10% change in foreign exchange rates
Canadian dollar	$1.2	$1.4
Mexican peso	1.7	2.1

Disclosure of credit risk exposure
The Company's maximum exposure to credit risk is as follows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	$182.8	$206.0
Concentrate receivable	—	2.3
Trade receivables	4.7	5.7
Total financial instrument exposure to credit risk	$187.5	$214.0
The currencies of the Company's financial instruments and other foreign currency denominated liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

Cash and cash equivalents	$22.5	$26.8	$9.0	$10.8
Equity securities	22.8	7.8	—	—
Amounts receivable	10.3	11.9	20.9	21.4
Other monetary assets (liabilities)	33.0	33.0	3.7	5.9
Accounts payable and accrued liabilities	(76.9)	(69.1)	(18.0)	(16.8)
Total exposure to currency risk	11.7	10.4	15.6	21.3

Schedule of Maturities of Debt
The following table shows the contractual maturities of debt commitments. The amount presented represents the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Operating and financing leases	1.2	0.7	0.7	0.6	3.2
Accounts payable and accrued liabilities	127.3	—	—	—	127.3
Decommissioning liability	2.0	2.1	—	62.0	66.1
Contract mining	24.8	50.6	3.5	—	78.9
Capital commitments	44.0	—	—	—	44.0
	$199.3	$53.4	$4.2	$62.6	$319.5